Post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Financial Position Related to Defined Benefit pensions and Other Post employment Plans
The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2022	2021	2022	2021

Defined benefit obligation
Balance at beginning of year	$8,564	$9,139	$549	$609
Current service cost	265	280	7	7
Past service cost	–	(1)	(8)	9
Interest cost on defined benefit obligation	303	267	19	17
Gain on settlements	1	–	–	–
Employee contributions	4	5	–	–
Benefits paid	(379)	(386)	(27)	(26)
Special termination benefits	(1)	–	–	–
Foreign exchange rate changes and other (1)	58	(49)	6	(3)
Net actuarial (gains) losses on defined benefit obligation	(1,775)	(691)	(110)	(64)
Balance at end of year	$7,040	$8,564	$436	$549
Plan assets
Fair value at beginning of year	$9,904	$9,341	$–	$–
Interest income on plan assets (2)	360	282	–	–
Net actuarial gains (losses) on plan assets (2)	(1,592)	479	–	–
Employer contributions	79	249	27	26
Employee contributions	4	5	–	–
Benefits paid	(379)	(386)	(27)	(26)
Settlements and special termination benefits	(1)	–	–	–
Plan administration costs	(8)	(8)	–	–
Foreign exchange rate changes and other (1)	68	(58)	–	–
Fair value at end of year	$8,435	$9,904	$–	$–
Net defined benefit asset (liability)	1,395	1,340	(436)	(549)
Valuation allowance (3)	(16)	(17)	–	–
Net defined benefit asset (liability), net of valuation allowance	$1,379	$1,323	$(436)	$(549)

(1)
Includes the addition of the defined benefit obligations and plan assets related to the pension plans and other post-employment plans of immaterial subsidiaries with a net defined benefit liability of $3 million as at October 31, 2022.

(2)	The actual return on plan assets for the year was a loss of $1,232 million (2021: gain of $761 million).
(3)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities
The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2022	2021	2022	2021

Other assets	$1,420	$1,372	$–	$–
Other liabilities (1)	(41)	(49)	(436)	(549)
	$1,379	$1,323	$(436)	$(549)

(1)	Excludes nil (2021: $4 million) of other liabilities for other post-employment plans of immaterial subsidiaries.

Summary of Defined Benefit obligation and Plan Assets by Region
The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2022	2021	2022	2021

Defined benefit obligation
Canada	$6,382	$7,846	$405	$512
U.S., U.K., and the Caribbean	658	718	31	37
Defined benefit obligation at the end of year	$7,040	$8,564	$436	$549
Plan assets
Canada	$7,666	$8,996	$–	$–
U.S., U.K., and the Caribbean	769	908	–	–
Plan assets at the end of year	$8,435	$9,904	$–	$–

Summary of Defined Benefit Plan Expense
The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2022	2021	2022	2021

Current service cost (1)	$265	$280	$7	$7
Past service cost	–	(1)	(8)	9
Gain on settlements	1	–	–	–
Interest cost on defined benefit obligation	303	267	19	17
Interest income on plan assets	(360)	(282)	–	–
Interest expense on effect of asset ceiling	1	–	–	–
Plan administration costs	8	8	–	–
Net defined benefit plan expense recognized in net income	$218	$272	$18	$33

(1)
The 2022 and 2021 current service costs were calculated using separate discount rates of
 3.61
% and
 2.99%,
respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants.

Summary of Net Remeasurement Gains (Losses) Recognized In OCI for Defined Benefit Plans
The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans		Other post-employment plans
$ millions, for the year ended October 31	2022	2021	2022	2021
Actuarial gains (losses) on defined benefit obligation arising from changes in:
Demographic assumptions	$5	$(1)	$–	$16
Financial assumptions	2,033	798	106	42
Experience	(263)	(106)	4	6
Net actuarial gains (losses) on plan assets	(1,592)	479	–	–
Changes in asset ceiling excluding interest income	2	–	–	–
Net remeasurement gains (losses) recognized in OCI (1)	$185	$1,170	$110	$64

(1)	Excludes net remeasurement gains/losses recognized in OCI in respect of immaterial subsidiaries not included in the disclosures totalling nil (2021: $6 million of net losses).

Summary of defined benefit obligation
The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2022	2021	2022	2021

Active members	$3,164	$4,014	$75	$99
Deferred members	410	569	–	–
Retired members	2,808	3,263	330	413
Total	$6,382	$7,846	$405	$512

Summary of Weighted Average Duration of Defined Benefit Obligation
The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2022	2021	2022	2021
Weighted-average duration, in years	12.7	14.2	10.4	11.7

Summary of Major Categories of Defined Benefit Plan Assets
The major categories of our defined benefit pension plan assets for
our Canadian plans are
as follows:

$ millions, as at October 31	2022		2021
Asset category (1)
Canadian equity securities (2)	$421	5%	$753	8%

Debt securities (3)
Government bonds	3,724	48	4,917	55
Corporate bonds	1,193	16	755	8
	4,917	64	5,672	63
Investment funds (4)
Canadian equity funds	22	–	40	1
U.S. equity funds	435	6	560	6
International equity funds (5)	26	1	39	1
Global equity funds (5)	1,083	14	1,171	13
Emerging markets equity funds	–	–	296	3
Fixed income funds	86	1	110	1
	1,652	22	2,216	25
Other (2)
Alternative investments (6)	2,396	31	1,740	20
Cash and cash equivalents and other	421	6	257	2
Securities purchased under resale agreements	485	6	–	–
Obligations related to securities sold under repurchase agreements and securities sold short	(2,626)	(34)	(1,642)	(18)
	676	9	355	4
	$7,666	100%	$8,996	100%

(1)
Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2022 was a net derivative asset of $24 million (2021: net derivative asset of $30 million).

(2)
Pension benefit plan assets include CIBC issued securities and deposits of nil (202
2
: nil), representing nil of Canadian plan assets (2021: nil). All of the equity securities held as at October 31, 2022 and 2021 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2022 and 2021 are investment grade, of which $341 million (2021: $134 million) have daily quoted prices in active markets.
(4)	$23 million (2021: $40 million) of the investment funds are directly held as at October 31, 2022 and have daily quoted prices in active markets.
(5)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.
(6)	Comprised of private equity, infrastructure, private debt and real estate funds.

Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation
The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2022	2021	2022	2021
Discount rate	5.4%	3.5%	5.5%	3.4%
Rate of compensation increase (1)	2.5%	2.1%	2.5%	2.1%

(1)
Rates of compensation increase for 2022 and 2021 reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately
2.5
% per annum (2021:
2.1
%).

Summary of Longevities Underlying Values of Defined Benefit Obligation
Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2022	2021
Longevity at age 65 for current retired members

Males	23.5	23.4
Females	24.6	24.5
Longevity at age 65 for current members aged 45
Males	24.4	24.4
Females	25.5	25.4

Summary of Assumed Health-care Cost Trend Rates
The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2022	2021

Health-care cost trend rates assumed for next year	4.8%	4.9%
Rate to which the cost trend rate is assumed to decline	4.0%	4.0%
Year that the rate reaches the ultimate trend rate	2040	2040

Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions
Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2022	2022
Discount rate (100 basis point change)
Decrease in assumption	$887	$47
Increase in assumption	(753)	(39)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(174)	–
Increase in assumption	195	–
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(17)
Increase in assumption	n/a	20
Future mortality 1 year shorter life expectancy	(139)	(8)
1 year longer life expectancy	135	12

n/a	Not applicable.

Summary of Expected Future Benefit Payments
The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2023	2024	2025	2026	2027	2028–2032	Total
Defined benefit pension plans	$350	$362	$374	$387	$400	$2,198	$4,071
Other post-employment plans	28	29	29	30	30	158	304
	$378	$391	$403	$417	$430	$2,356	$4,375

Summary of Defined Contributions Plan Expense
We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2022	2021

Defined contribution pension plans	$49	$40
Government pension plans (1)	171	143
	$220	$183

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.